SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SEGMENT REPORTING
Revenues	$ 11,013	$ 19,359
Long-lived assets	19,385		$ 22,523
Cost of data center services	10,989	7,642
Inter-segment
SEGMENT REPORTING
Revenues	(5,058)	(5,040)
HONG KONG
SEGMENT REPORTING
Revenues	4,555	9,092
Long-lived assets	107		140
UNITED STATES
SEGMENT REPORTING
Revenues	11,516	$ 15,307
Long-lived assets	13,028		18,158
CHINA
SEGMENT REPORTING
Long-lived assets	498		650
ETHIOPIA
SEGMENT REPORTING
Long-lived assets	$ 5,752		$ 3,575